Leases - Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 205	$ 721
2026	758	534
2027	516	421
2028	349	357
2029	15	13
Total future lease payments	1,843	2,046
Less: imputed interest	(217)	(302)
Present value of net future minimum lease payments	1,626	1,744
Less: Operating lease liabilities, current	(678)	(578)	$ (569)
Total operating lease liabilities, non-current	$ 948	$ 1,166	$ 1,791